Investee Companies and other investments (Summary of Information on Financial Position) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015	[1]
Disclosure of associates [line items]
Current Assets	€ 58,864	€ 42,569
Non-current assets	152,296	155,519
Total assets	211,160	198,088	€ 148,464
Current liabilities	(19,851)	(11,283)
Non-current liabilities	(114,352)	(109,305)
Total liabilities	(134,203)	(120,588)
Equity attributable to the owners of the Company	78,515	78,641
Company's share	(76,957)	(77,500)	€ (84,371)	€ (86,442)
Carrying Amount of investment	€ 19,641	€ 18,515
Dori Energy [Member]
Disclosure of associates [line items]
Proportion of ownership interest	50.00%	50.00%
Current Assets	€ 1,154	€ 8,013
Non-current assets	49,629	47,959
Total assets	50,783	55,972
Current liabilities	(204)	(51)
Non-current liabilities	(18,005)	(26,006)
Total liabilities	(18,209)	(26,057)
Equity attributable to the owners of the Company	32,574	29,915
Company's share	16,287	14,958
Surplus Costs and goodwill	3,376	3,925
Other Adjustments	(22)	(367)
Carrying Amount of investment	€ 19,641	€ 18,515

[1]	Please refer to Note 2C for functional and presentation currency.